Right-of-use assets (Tables)	6 Months Ended
Feb. 28, 2026
Right-of-use assets
Schedule of right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2024	106,780	49,983	126,037	282,800
Additions	—	—	87,604	87,604
Disposals	—	—	(57,747)	(57,747)
Business acquisition	8,120,517	—	—	8,120,517
Currency translation	—	(799)	(1,471)	(2,270)
Balance at August 31, 2025	8,227,297	49,184	154,423	8,430,904
Additions	3,815,359	—	28,566	3,843,925
Disposals	(893,404)	—	(28,088)	(921,492)
Currency translation	—	135	586	721
Balance at February 28, 2026	11,149,252	49,319	155,487	11,354,058

Accumulated depreciation
Balance at August 31, 2024	37,818	6,248	45,415	89,481
Depreciation	241,431	24,535	53,075	319,041
Disposals	—	—	(24,061)	(24,061)
Business acquisition	976,122	—	—	976,122
Balance at August 31, 2025	1,255,371	30,783	74,429	1,360,583
Depreciation	1,225,311	12,357	36,771	1,274,439
Disposals	(558,377)	—	(28,088)	(586,465)
Balance at February 28, 2026	1,922,305	43,140	83,112	2,048,557
Net carrying amount
As at August 31, 2025	6,971,926	18,401	79,994	7,070,321
As at February 28, 2026	9,226,947	6,179	72,375	9,305,501